Cover	Oct. 06, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment No. 1”) is being filed to amend and supplement “Item 9.01 – Financial Statements and Exhibits,” included in the initial report on Form 8-K filed by LMP Automotive Holdings, Inc. (the “Company”) on October 12, 2021 (the “Initial Filing”), to include the required audited consolidated financial statements related to the Company’s acquisition of an 85% interest in the assets related to the ownership and operation of the Chrysler Jeep of White Plains automotive dealership located at 70 Westchester Avenue, White Plains, New York (the acquired assets, collectively, “White Plains CDJR” and such acquisition, the “Acquisition”) as contemplated by that certain Dealership Asset Purchase Agreement, dated as of March 31, 2021, by and among the Company and Jonathan Grant, pursuant to Rule 3-05(b) of Regulation S-X, and the unaudited pro forma condensed combined financial statements for the combined Company and White Plains CDJR pursuant to Article 11 of Regulation S-X. The required audited consolidated financial statements and unaudited pro forma condensed combined financial statements are filed as exhibits to this report under Item 9.01. The information previously reported on the Initial Filing is incorporated by reference into this Amendment No. 1. The other items to the Initial Filing further remain unchanged and are not amended hereby.
Document Period End Date	Oct. 06, 2021
Entity File Number	001-39150
Entity Registrant Name	LMP AUTOMOTIVE HOLDINGS, INC.
Entity Central Index Key	0001731727
Entity Tax Identification Number	82-3829328
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 East Broward Blvd.
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Ft. Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33394
City Area Code	(954)
Local Phone Number	895-0352
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	LMPX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false